Summary of Significant Accounting Policies - Schedule of Receivables from Broker-Dealers and Clearing Organizations (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 12,023,559	$ 4,002,982
Receivables from broker-dealers and clearing organizations for futures customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	9,010,040	3,739,268
Receivables from broker-dealers and clearing organizations for securities customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	251,759	97,425
Receivables from broker-dealers and clearing organizations for securities proprietary trading [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 2,761,760	$ 166,289